Income Taxes (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 07, 2018	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			12.00%	24.00%	25.00%
Operating Loss Carryforwards			$ 63,900
Deferred Tax Assets, Capital Loss Carryforwards			1,200
Minimum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	6.00%
Maximum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	12.00%
Israeil Subsidiary [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%		24.00%
Effective Income Tax Rate Reconciliation,Decrease In Federal Statutory Income Tax Rate, Percent		26.50%
Operating Loss Carryforwards			51,900
Deferred Tax Assets, Capital Loss Carryforwards			$ 294	$ 142
Israeil Subsidiary [Member] | Scenario, Plan [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			23.00%
Maltese Subsidiary [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			35.00%	35.00%
Operating Loss Carryforwards			$ 12,000